Shareholder Report, Line Graph (Details) LMF7600_Western Asset Long Credit VIT_Class I_TSR Annual {Class I} - USD ($)												12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 01, 2023	Dec. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value	$ 11,167	$ 10,802	$ 10,601	$ 10,326	$ 10,833	$ 10,125	$ 10,188	$ 10,285	$ 9,318	$ 9,840	$ 10,000	$ 11,213
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value	10,947	10,729	10,601	10,314	10,640	10,114	10,107	10,187	9,537	9,856	10,000	$ 11,067
Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Custom Benchmark
Accumulated Value	11,256	10,916	10,744	10,491	10,967	10,280	10,353	10,447	9,455	9,925	10,000	$ 11,312
Bloomberg U.S. Long Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Long Credit Index
Accumulated Value	$ 11,072	$ 10,658	$ 10,526	$ 10,272	$ 10,957	$ 10,136	$ 10,309	$ 10,481	$ 9,218	$ 9,937	$ 10,000	$ 11,072